Investments	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Investments	Investments
As of December 31, 2025 and 2024, current investments with a maturity greater than three months but less than twelve months are carried at amortized cost, and their carrying value is similar to their fair value. The following is a detail of such investments:

Fixed-rate
	2025		2024
Bank deposits
Acquisition cost	Ps.	19,784	Ps.	42,949
Accrued interest		258		263
Total investments	Ps.	20,042	Ps.	43,212